Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory income tax rate	26.50%	28.25%	31.00%
Income tax expense (recovery) on income (loss) before income taxes	$ (1,157,509)	$ (1,564,088)	$ 578,855
Increase (decrease) in income taxes resulting from:
Change in tax rate	(796,415)	155,286	(167,190)
Permanent differences	79,327	226,807	191,541
Provision to return true-ups	25,786	0	(355,640)
Income Tax Expense Before Valuation Allowance	(1,848,811)	(1,181,995)	247,566
Change in valuation allowance	1,848,811	1,181,995	(247,566)
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0